NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 86.8%
	ASSET MANAGEMENT - 11.6%
44,000	Blackstone, Inc.	$6,263,841
165,000	Compass Diversified Holdings	3,654,750
47,000	KKR & Company, Inc.	5,817,190
		15,735,781
	BANKING - 7.2%
108,000	Bank of America Corporation	4,401,000
24,000	JPMorgan Chase & Company	5,395,200
		9,796,200
	BEVERAGES - 1.8%
14,000	PepsiCo, Inc.	2,420,320

	BIOTECH & PHARMA - 8.3%
25,000	AbbVie, Inc.	4,907,750
100,000	Pfizer, Inc.	2,901,000
19,000	Zoetis, Inc.	3,486,310
		11,295,060
	E-COMMERCE DISCRETIONARY - 2.9%
22,000	Amazon.com, Inc.(a)	3,927,000

	ELECTRIC UTILITIES - 1.1%
90,000	AES Corporation (The)	1,541,700

	ELECTRICAL EQUIPMENT - 3.0%
31,000	Carrier Global Corporation	2,256,180
1,980,000	Orion Energy Systems, Inc.(a)	1,742,004
		3,998,184
	HEALTH CARE FACILITIES & SERVICES - 2.2%
21,000	CVS Health Corporation	1,202,040
3,000	UnitedHealth Group, Inc.	1,770,600
		2,972,640
	INTERNET MEDIA & SERVICES - 3.3%
27,000	Alphabet, Inc., Class A	4,411,260

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	LEISURE FACILITIES & SERVICES - 7.9%
83,000	Madison Square Garden Entertainment Corporation(a)	$3,504,260
75,000	Sphere Entertainment Company(a)	3,495,000
7,500	Vail Resorts, Inc.	1,362,750
140,000	Wendy's Company (The)	2,368,800
		10,730,810
	METALS & MINING - 1.6%
48,000	Freeport-McMoRan, Inc.	2,125,440

	MULTI ASSET CLASS REITS - 1.2%
160,000	LXP Industrial Trust	1,657,600

	OIL & GAS PRODUCERS - 4.6%
70,000	APA Corporation	1,994,300
17,000	Exxon Mobil Corporation	2,004,980
105,000	Kinder Morgan, Inc.	2,264,850
		6,264,130
	RETAIL - CONSUMER STAPLES - 2.4%
21,000	Target Corporation	3,226,020

	RETAIL - DISCRETIONARY - 2.4%
24,000	Boot Barn Holdings, Inc.(a)	3,220,080

	RETAIL REIT - 1.7%
37,000	Realty Income Corporation	2,298,070

	SEMICONDUCTORS - 8.3%
35,500	Advanced Micro Devices, Inc.(a)	5,273,880
11,000	NVIDIA Corporation	1,313,070
26,000	QUALCOMM, Inc.	4,557,800
		11,144,750
	SPECIALTY REIT - 1.3%
36,000	EPR Properties	1,708,920

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares				Fair Value
	COMMON STOCKS — 86.8% (Continued)
	TECHNOLOGY HARDWARE - 7.6%
28,000	Apple, Inc.			$6,412,000
44,000	Cisco Systems, Inc.			2,223,760
86,000	Hewlett Packard Enterprise Company			1,665,820
				10,301,580
	TECHNOLOGY SERVICES - 2.4%
25,000	Paychex, Inc.			3,280,000

	TRANSPORTATION & LOGISTICS - 1.4%
15,000	United Parcel Service, Inc., B			1,928,250

	WHOLESALE - DISCRETIONARY - 2.6%
81,300	Acme United Corporation			3,584,517

	TOTAL COMMON STOCKS (Cost $58,179,991)			117,568,312

	PREFERRED STOCKS — 1.1%
	ASSET MANAGEMENT — 1.1%
60,000	Compass Diversified Holdings, 7.875%	–		1,485,000

	TOTAL PREFERRED STOCKS (Cost $1,343,894)			1,485,000

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.8%
	HEALTH CARE FACILITIES & SERVICES — 0.7%
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	1,002,305

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	991,949

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.8% (Continued)
	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	$1,861,510

	TOTAL CORPORATE BONDS (Cost $3,888,551)			3,855,764

	U.S. GOVERNMENT & AGENCIES — 2.2%
	U.S. TREASURY NOTES — 2.2%
1,000,000	United States Treasury Note	3.8750	03/31/25	995,431
1,000,000	United States Treasury Note	3.8750	04/30/25	994,923
1,000,000	United States Treasury Note	4.2500	05/31/25	997,748
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,976,853)			2,988,102

Shares
	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND - 3.0%
4,003,394	First American Treasury Obligations Fund, Class X, 5.18% (Cost $4,003,394)(c)			4,003,394

Principal Amount ($)
	U.S. TREASURY BILLS — 4.0%

1,000,000	United States Treasury Bill(b)	2.1200	09/05/24	999,710
1,000,000	United States Treasury Bill(b)	4.8400	10/10/24	994,725
1,000,000	United States Treasury Bill(b)	4.9300	11/29/24	987,993
1,000,000	United States Treasury Bill(b)	4.8600	12/26/24	984,651
1,000,000	United States Treasury Bill(b)	4.7900	01/23/25	1,471,962
	TOTAL U.S. TREASURY BILLS (COST $5,435,964)			5,439,041

	TOTAL SHORT-TERM INVESTMENTS (COST $9,439,358)			9,442,435

	TOTAL INVESTMENTS - 99.9% (Cost $75,828,647)			$135,339,613
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			88,973
	NET ASSETS - 100.0%			$135,428,586

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Zero coupon bond. Rate disclosed is the current yield as of August 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.